Catalyst Value Fund

Catalyst OPTI-flex® Fund

Listed Private Equity Plus Fund

Supplement dated December 7, 2007

to Prospectus dated September 28, 2007

The Board of Trustees of Catalyst Funds has approved a contingent deferred sales charge for Class C shares of the Catalyst Value Fund, Catalyst OPTI-flex Fund and the Catalyst Listed Private Equity Plus Fund (the "Funds").  Consequently, the Funds' prospectus is revised as follows:

The tables entitled Fees and Expenses Of The Fund are deleted in their entirety and replaced with the following:

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Catalyst Value Fund
(fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	0.00%
Maximum Deferred Sales Charge (Load)	1.00%[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	NONE	NONE
Redemption Fee[2]	NONE	NONE
Exchange Fee	NONE	NONE

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses	10.03%	13.74%
Acquired (Underlying) Fund Fees and Expenses[3]	0.06%	0.06%
Total Annual Fund Operating Expenses	11.59%	16.05%
Fee Waivers and Expense Reimbursement[4]	9.60%	13.31%
Net Expenses (after expense reimbursement)[4]	1.99%	2.74%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed  less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3  The Total Annual Fund Operating Expenses in this fee table will not correlate to expense ratio in the Fund's financial statements (of  the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

4 The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.95% or below for Class A shares and 2.70% or below for Class C share through June 30, 2009.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Catalyst OPTI-flex Fund
(fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	0.00%
Maximum Deferred Sales Charge (Load)	1.00%[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	NONE	NONE
Redemption Fee[2]	NONE	NONE
Exchange Fee	NONE	NONE

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses	0.65%	0.65%
Acquired (Underlying) Fund Fees and Expenses[3]	1.46%	1.46%
Total Annual Fund Operating Expenses	3.11%	3.86%
Fee Waivers and Expense Reimbursement[4]	0.00%	0.00%
Net Expenses (after expense reimbursement)[4]	3.11%	3.86%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3  The Total Annual Fund Operating Expenses in this fee table will not correlate to expense ratio in the Fund's financial statements (of  the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

4 The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.65% for Class A shares and 2.40% for Class C share through December 31, 2008.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Catalyst Listed Private Equity Fund
(fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	0.00%
Maximum Deferred Sales Charge (Load)	1.00%[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	NONE	NONE
Redemption Fee[2]	2.00%	2.00%
Exchange Fee	NONE	NONE

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses[3]	0.79%	0.79%
Acquired (Underlying) Fund Fees and Expenses[4]	0.20%	0.20%
Total Annual Fund Operating Expenses	2.49%	3.24%
Fee Waivers and Expense Reimbursement[5]	0.30%	0.30%
Net Expenses (after expense reimbursement)[5]	2.19%	2.94%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 The Fund charges a fee of 2.00% on redemption of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset the cost associated with fluctuations in Fund asset levels and cash flows caused by short-term shareholder trading.  A redemption fee will not be charged on involuntary redemptions.  A $15 fee may be charged for redemptions made by wire.

3 Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.

4.Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.  The Total Annual Fund Operating Expenses in this fee table will not correlate to expense ratio in the Fund's financial statements (of  the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.99% for Class A shares and 2.74% for Class C share through June 30, 2008.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

The disclosure regarding Class C shares under the heading How to Buy Shares is deleted in its entirety and replaced with the following:

Class C Shares

You can buy class C shares at NAV.  Class C shares are subject to a 12b-1 fee of 1.00%, payable to the advisor or selected dealers. Your broker-dealer will receive a commission of up to 1% on the sale of Class C shares from the Funds' distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions) to recover commissions paid to your broker-dealer.  The CDSC for these Class C shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.

The disclosure regarding redemption fees under the heading How To Redeem Shares is deleted in its entirety and replaced with the following:

Redemption Fee and CDSC.  Shareholders in the Listed Private Equity Fund who redeem shares within 30 days of their purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  Shareholders in any Fund who purchased $1 million or more Class A shares and did not pay a front-end sales charge may be assessed a 1.00% CDSC on shares redeemed less than one year after the date of their purchase.  Shareholders in any Fund who purchased Class C shares may be assessed a 1.00% CDSC on shares redeemed less than one year after the date of their purchase.

The Funds use a "first in, first out" method for calculating the redemption fee and CDCS.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  The redemption fee is paid directly to and retained by the Listed Private Equity Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs associated with short-term money movement in and out of the Fund.  The CDSC is paid to the Advisor to reimburse the Advisor for distribution-related expenses.

The Funds reserve the right to modify or eliminate the Class A and Class C CDSC or waivers or impose a redemption fee at any time.  If there is a material change to a Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and the Class A and Class C CDSC and the conditions for waiving these fees.

______________________________________

This supplement and the Prospectus dated September 28, 2007 provide the information a prospective investor ought to know before investing and should be retained for future reference.